Consolidated Statements of Cash Flows Supplemental Disclosure - Non-cash transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Cash Flows - Supplemental Disclosure
Recovery of deferred income tax	$ 1,156
Derecognition of liability	390
Consideration for derecognition of liability	$ 0
Non-cash transaction liabilities		$ 391	$ 1,128
Non controlling interest receivable			$ 390